Revenue (Details) - Schedule of company’s revenue disaggregated by major revenue categories - USD ($) $ in Thousands	3 Months Ended
	Sep. 26, 2021	Sep. 27, 2020
Revenue, Major Customer [Line Items]
Revenue amount	$ 180,978	$ 49,931
Revenue percentage	100.00%	100.00%
Bowling [Member]
Revenue, Major Customer [Line Items]
Revenue amount	$ 92,610	$ 27,069
Revenue percentage	51.00%	54.00%
Food and Beverage [Member]
Revenue, Major Customer [Line Items]
Revenue amount	$ 60,245	$ 14,810
Revenue percentage	33.00%	30.00%
Amusement [Member]
Revenue, Major Customer [Line Items]
Revenue amount	$ 23,711	$ 4,924
Revenue percentage	13.00%	10.00%
Media [Member]
Revenue, Major Customer [Line Items]
Revenue amount	$ 4,412	$ 3,128
Revenue percentage	2.00%	6.00%